Capital Stock (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Capital Stock (Textual)
Aggregate issuance of common stock shares	2,921,145
Issuance of private placement	4,666,667
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ .0001
Common stock, shares issued	12,750,307	5,833,333
Common stock, shares outstanding	12,750,307	5,833,333
Preferred stock, par value	$ 0.0001	$ .0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Sale of stock price per share	$ 1.50
Cash commission paid	$ 438,172
Fair value of warrants issued	$ 203,615
Common stock aggregate shares	292,114
Common stock purchased	895,829
Gross proceeds private placement	$ 4,400,000
Placement agent description	(i) a cash commission of 10 percent of the gross proceeds raised from investors in the private placement introduced by them, and (ii) warrants to purchase that number of shares of common stock equal to 10 percent of the number of shares of common stock sold to investors in the private placement introduced by them. The warrants have a term of five years from the closing date of the private placement and an exercise price of $1.50 per share.
Private Placement [Member]
Capital Stock (Textual)
Sale of stock price per share	$ 1.20
Warrant term	5 years
Gross proceeds private placement	$ 1,000,000